Related party transactions - Transactions between associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income statement items
Sales	$ 14	$ 13	$ 15
Purchases	73	16	42
Balance sheet items
Group payables	2	3	2
Group receivables	2	2	2
Loans receivable	355	254	212
Cash flow items
Loans and equity contributions, net	$ 134	$ 112	$ 86